Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of held-to-maturity securities on a recurring basis
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 1/21/21)	1	$115,014,460	$1,417	$115,015,877

Level	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
1	U.S. Treasury Securities (Matured on 1/21/21)	$115,014,460	$1,417	$115,015,877

Schedule of fair value of assets measured on recurring basis
Level:	Assets:	Fair Value
1	Investments held in Trust Account	$115,040,353